Investment in NSURE, Inc.	9 Months Ended
Sep. 30, 2020
Investments, All Other Investments [Abstract]
Investment in NSURE, Inc.

NOTE 4. INVESTMENT IN NSURE, INC.

On February 19, 2020, the Company entered into a securities purchase agreement with NSURE, Inc. (“NSURE”) whereas the Company may invest up to an aggregate of $20,000,000 in NSURE which will be funded with three tranches. In exchange, the Company will receive a total of 5,837,462 shares of NSURE’s Class A Common Stock, which represents 35% of the outstanding shares. The first tranche of $1,000,000 was paid immediately upon execution of the agreement. As a result of the first tranche, the Company received 291,873 shares of NSURE’s Class A Common Stock, which represents 3% ownership of NSURE. The second tranche of $3,000,000 and third tranche of $16,000,000 are not due until a later date in 2020. NSure’s equity securities do not have a readily determinable fair value because NSure is a private company whose equity securities are not traded on an exchange registered with the U.S. Securities and Exchange Commission or in the Over-the-Counter Markets Accordingly, the Company accounts for its investment in NSure at cost less impairment, if any, plus or minus any changes resulting from observable changes in orderly transactions until such time that a readily determinable fair value becomes available. Once the Company determines that it can exercise significant influence over NSURE, it will begin to account for its investment under the equity method. On June 1, 2020, the Company invested an additional $200,000 and received 58,375 shares of NSURE Class A Common Stock. On August 5, 2020 and August 20, 2020, the Company invested an additional $100,000 and $50,000, respectively, for which the Company received 43,781 shares of NSURE Class A common stock. As of September 30, 2020, the investment balance is $1,350,000.

In February 2020, the Company issued 4,000,000 shares of common stock to a third-party individual for the purpose of raising capital to fund the Company’s investment in NSURE, Inc. The Company received proceeds of $1,000,000 for the issuance of these common shares.

On September 21, 2020, the Company purchased the domain 5minuteinsure.com. The domain was not in existence prior to the Company’s purchase. The Company is in the process of building out the website 5minuteinsure.com which it intends for it to ultimately utilize artificial intelligence and data mining, to provide competitive insurance quotes within 5 minutes, with minimal data input. This project is still at the initiation phase. In conjunction with this initiative, on October 8, 2020, the Company modified its agreement with NSURE, which also utilizes artificial intelligence and data mining to provide competitive insurance quotes, by replacing its original agreement whereas the Company can invest, with the use of proceeds from an offering, an additional $1,350,000 by December 20, 2020 at $6.457 per share for an additional 209,075 shares of Class A common stock as well as an additional $3,000,000 investment no later than March 31, 2021 at $9.224 per share for an additional 325,239 shares of Class A common stock.